PROVISIONS, CONTINGENCIES AND COMMITMENTS - Environmental Liabilities (Details) m³ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) m³	Dec. 31, 2007 ha	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of other provisions [line items]
Provisions	$ 2,022		$ 1,947	$ 2,204
Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	815		$ 745	$ 697
Air Compliance Issues | ArcelorMittal Monessen
Disclosure of other provisions [line items]
Damages sought, penalties accrued					$ 1
Total Europe | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	473
United States | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	141
Expected provision payment	16
United States | Removal and Disposal of Asbestos-Containing Materials and Polychlorinated Biphenyls
Disclosure of other provisions [line items]
Provisions	36
Expected provision payment	2
United States | Sediment Assessment and Remediation
Disclosure of other provisions [line items]
Provisions	7
United States | RCRA Corrective Action
Disclosure of other provisions [line items]
Provisions	4
United States | Anticipated Remediation and Post-Remediation Activities
Disclosure of other provisions [line items]
Provisions	35
United States | Provision for Treatment of Acid Mine Drainage
Disclosure of other provisions [line items]
Provisions	31
Estimated financial effect of contingent assets	46
United States | Provisions Related To Clean Air Act’s Prevention Of Significant Deterioration
Disclosure of other provisions [line items]
Provisions	12
South Africa | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	$ 165
Term of environmental provisions	15 years
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Pretoria Works Site
Disclosure of other provisions [line items]
Provisions	$ 40
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Vanderbijlpark Works Site
Disclosure of other provisions [line items]
Provisions	21
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Newcastle Works Site
Disclosure of other provisions [line items]
Provisions	34
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Thabazimbi Mine
Disclosure of other provisions [line items]
Provisions	67
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Vereeniging Site
Disclosure of other provisions [line items]
Provisions	3
Canada | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	36
Canada | Remediating Toxic Sediment
Disclosure of other provisions [line items]
Provisions	30
Expected provision payment	2
Canada | Sludge Removal at Contrecoeur
Disclosure of other provisions [line items]
Provisions	6
France | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	90
Belgium | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	248
Luxembourg | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	$ 62
Area of land sold | ha		93
Luxembourg | Other environment related provision [member] | Ehlerange Site
Disclosure of other provisions [line items]
Volume of materials to be moved to other sites | m³	400
Luxembourg | Other environment related provision [member] | Differdange Site
Disclosure of other provisions [line items]
Volume of materials to be moved to other sites | m³	1,000
Luxembourg | ArcelorMittal Luxembourg Various Site Clean Up
Disclosure of other provisions [line items]
Provisions	$ 53
Luxembourg | Historical Landfill Cleanup ArcelorMittal Belval and Differdange
Disclosure of other provisions [line items]
Provisions	8
Poland | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	30
Germany | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	26
Czech Republic | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	10
Spain | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions	$ 6
Term of environmental provisions	30 years